RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions 1	8.00%
Related Party Balances And Transactions 2	9.00%
Related Party Balances And Transactions 3	$ 250,661
Related Party Balances And Transactions 4	248,653
Related Party Balances And Transactions 5	$ 110,795